Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	$ 40	$ 8
Trade receivables	39	117
Inventories	47	128
Investments	973	5
Property, plant and equipment	745	4,751
Others	102	309
Total	1,946	5,318
Trade Payables	1	102
Provision for decommissioning costs	932	170
Others	50	119
Total	983	$ 391
Exploration and production segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Investments	973
Property, plant and equipment	593
Total	1,566
Provision for decommissioning costs	932
Total	932
Distribution Segment [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	40
Trade receivables	39
Inventories	47
Property, plant and equipment	70
Others	102
Total	298
Trade Payables	1
Others	50
Total	51
Gas and Power Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Property, plant and equipment	81
Total	81
Others [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Property, plant and equipment	1
Total	$ 1